Revenue (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Land agreement proceeds	$ 549	$ 1,909
Isabella Pearl Mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance mineral royalty payment			$ 386	$ 90
Advance mineral royalty payment and pre production payments	48	646
Land agreement proceeds	$ 99	$ 437	$ 450